Note 16 - Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of supplemental cash flows schedule [text block]
	2019	201 8
Income taxes and other taxes paid	$97,442	$143,916
Interest paid	$24,547	$38,924